Disposals of subsidiaries (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal of subsidiary			¥ 802,000
Guangdong Hanfei
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration	¥ 61,000,000
Cash received	20,000,000
Settlement of pre-existing balance		¥ 41,000,000
Derivative financial assets	¥ 36,175,000		36,175,000
Gain on disposal of subsidiary		13,564,000
Guangdong Hanfei | Disposal of subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Cash received			¥ 41,000,000
Derivative financial assets		36,175,000
Guangdong Hanfei | Disposal of subsidiary | Xian New Pengai Yueji Medical Aesthetic Clinic Co Ltd Member
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal of subsidiary		41,021,000
Guangdong Hanfei | Disposal of subsidiary | Shenzhen Yueji
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal of subsidiary		¥ 55,387,000,000